Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalent	$ 2,640	$ 3,543
Short term deposits		3,547
Other receivables	236	255
Restricted deposits	40	36
Total current assets	2,916	7,381
Non-current assets:
Property and equipment, net	85	77
Operating right of use assets	162	236
Restricted deposit	22	23
Total non-current assets	269	336
Total assets	3,185	7,717
Current liabilities:
Trade payables	1,459	498
Other payables	2,000	1,228
Total current liabilities	3,459	1,726
Non-current liabilities:
Operating long-term lease liability	73	147
Liability in respect of warrants	1,412
Total noncurrent liabilities	1,485	147
Total liabilities	4,944	1,873
Shareholders’ equity:
Authorized: 60,000,000 shares at December 31, 2023 and 2022; Issued and outstanding: 15,379,042 and 11,781,963 shares at December 31, 2023 and 2022, respectively
Share premium and capital reserve	24,362	21,858
Accumulated deficit	(26,121)	(16,014)
Total shareholders’ equity (deficit)	(1,759)	5,844
Total liabilities and shareholders’ equity	$ 3,185	$ 7,717